Share-Based Compensation - Stock Option Activity (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding as of January 1, 2023	39,995
Forfeited or expired	(39,995)
Outstanding as of December 31, 2023		39,995
Weighted-Average Exercise Price
Outstanding as of January 1, 2023	¥ 353.35
Forfeited or expired	¥ 353.35
Outstanding as of December 31, 2023		¥ 353.35
Weighted-Average Remaining Contractual Term
Outstanding as of December 31, 2023		6 years 2 months 12 days